Group statement of changes in equity - GBP (£) £ in Millions	Total	Share capital [1]	Share premium [2]	Own shares [3]	Merger reserve [4]	Other reserves [5]	Retained earnings
Beginning balance at Mar. 31, 2017	£ 8,335	£ 499	£ 1,051	£ (96)	£ 6,647	£ 884	£ (650)
Profit for the year	2,032						2,032
Other comprehensive income (loss) – before tax	1,139					(545)	1,684
Tax on other comprehensive income (loss)	(262)					1	(263)
Transferred to the income statement	277					277
Total comprehensive income (loss) for the year	3,186					(267)	3,453
Dividends to shareholders	(1,524)						(1,524)
Share-based payments	84						84
Tax on share-based payments	(2)						(2)
Net buyback of own shares	(168)			(90)			(78)
Transfer to realised profit						(83)	83
Ending balance at Mar. 31, 2018	9,911	499	1,051	(186)	6,647	534	1,366
Profit for the year	2,159						2,159
Other comprehensive income (loss) – before tax	(1,859)					243	(2,102)
Tax on other comprehensive income (loss)	343					(41)	384
Transferred to the income statement	(18)					(18)
Total comprehensive income (loss) for the year	625					184	441
Dividends to shareholders	(1,503)						(1,503)
Unclaimed Dividend over 10 years	14						14
Share-based payments	67						67
Tax on share-based payments	0						0
Net buyback of own shares	(4)			19			(23)
Transfer to realised profit					(2,500)		2,500
Other movements	(3)						(3)
Ending balance at Mar. 31, 2019	10,167	499	1,051	(167)	4,147	718	3,919
Profit for the year	1,734						1,734
Other comprehensive income (loss) – before tax	5,742					889	4,853
Tax on other comprehensive income (loss)	(892)					(84)	(808)
Transferred to the income statement	(382)					(382)
Total comprehensive income (loss) for the year	6,202					423	5,779
Dividends to shareholders	(1,521)						(1,521)
Unclaimed Dividend over 10 years	2						2
Share-based payments	72						72
Tax on share-based payments	0						0
Net buyback of own shares	(84)			(70)			(14)
Transfer to realised profit					(1,575)	(22)	1,597
Other movements	(4)						(4)
Ending balance at Mar. 31, 2020	£ 14,763	£ 499	£ 1,051	£ (237)	£ 2,572	£ 1,119	£ 9,759

[1]	The allotted, called up, and fully paid ordinary share capital of BT Group plc at 31 March 2020 was £499m comprising 9,968,127,681 ordinary shares of 5p each (2019: £499m comprising 9,968,127,681 ordinary shares of 5p each).
[2]	The share premium account, comprising the premium on allotment of shares, is not available for distribution.
[3]	For further analysis of own shares, see note 21.
[4]	The merger reserve balance at 1 April 2017 includes £998m related to the group reorganisation that occurred in November 2001 and represented the difference between the nominal value of shares in the new parent company, BT Group plc, and the aggregate of the share capital, share premium account and capital redemption reserve of the prior parent company, British Telecommunications plc. In addition, on 29 January 2016, the company issued 1,594,900,429 ordinary shares of 5p at 470.7p per share. These shares were used as part consideration for the acquisition of EE. As a result of this transaction the merger reserve was credited with £7,424m net of £3m issue costs. Following settlement of intercompany loans by qualifying consideration of £1,575m and (2018/19: £2,500m), equivalent balances were transferred from merger reserve to realised profit.
[5]	For further analysis of other reserves, see note 29.